Distribution Date:	03/17/26	BBCMS Mortgage Trust 2023-C22
Determination Date:	03/11/26
Next Distribution Date:	04/17/26
Record Date:	02/27/26	BBCMS Mortgage Trust 2023-C22
Series 2023-C22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
Mortgage Loan Detail (Part 2)	15-16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Principal Prepayment Detail	17	Trustee	Computershare Trust Company, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Delinquency Loan Detail	19		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22-23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Historical Liquidated Loan Detail	25	Representations Reviewer
Historical Bond / Collateral Loss Reconciliation Detail	26		Attention: Surveillance Manager		notices@pentalphasurveilllance.com
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Interest Shortfall Detail - Collateral Level	27
		Directing Certificateholder	RREF IV-D AIV RR H, LLC
Supplemental Notes	28
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05554FAA3	6.362000%	2,760,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05554FAB1	6.728000%	13,200,000.00	9,653,427.26	77,702.60	54,123.55	0.00	0.00	131,826.15	9,575,724.66	30.28%	30.00%
A-4	05554FAC9	6.521000%	106,000,000.00	106,000,000.00	0.00	576,021.67	0.00	0.00	576,021.67	106,000,000.00	30.28%	30.00%
A-5	05554FAD7	6.804000%	356,170,000.00	356,170,000.00	0.00	2,019,483.90	0.00	0.00	2,019,483.90	356,170,000.00	30.28%	30.00%
A-SB	05554FAE5	7.048000%	6,826,000.00	6,826,000.00	0.00	40,091.37	0.00	0.00	40,091.37	6,826,000.00	30.28%	30.00%
A-S	05554FAF2	7.122351%	82,269,000.00	82,269,000.00	0.00	488,290.56	0.00	0.00	488,290.56	82,269,000.00	18.29%	18.13%
B	05554FAJ4	7.122351%	32,042,000.00	32,042,000.00	0.00	190,178.63	0.00	0.00	190,178.63	32,042,000.00	13.63%	13.50%
C	05554FAK1	7.122351%	20,784,000.00	20,784,000.00	0.00	123,359.11	0.00	0.00	123,359.11	20,784,000.00	10.60%	10.50%
D	05554FAL9	4.250000%	6,928,000.00	6,928,000.00	0.00	24,536.67	0.00	0.00	24,536.67	6,928,000.00	9.59%	9.50%
E-RR	05554FAN5	7.122351%	16,454,000.00	16,454,000.00	0.00	97,659.30	0.00	0.00	97,659.30	16,454,000.00	7.19%	7.13%
F-RR	05554FAQ8	7.122351%	12,124,000.00	12,124,000.00	0.00	71,959.48	0.00	0.00	71,959.48	12,124,000.00	5.42%	5.38%
G-RR	05554FAS4	7.122351%	8,659,000.00	8,659,000.00	0.00	37,605.67	0.00	0.00	37,605.67	8,659,000.00	4.16%	4.13%
H-RR*	05554FBA2	7.122351%	28,578,720.00	28,578,720.00	0.00	0.00	0.00	0.00	0.00	28,578,720.00	0.00%	0.00%
S	05554FAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	05554FAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			692,794,720.00	686,488,147.26	77,702.60	3,723,309.91	0.00	0.00	3,801,012.51	686,410,444.66

X-A	05554FAG0	0.379076%	484,956,000.00	478,649,427.26	0.00	151,203.74	0.00	0.00	151,203.74	478,571,724.66
X-D	05554FAY1	2.872351%	6,928,000.00	6,928,000.00	0.00	16,583.04	0.00	0.00	16,583.04	6,928,000.00
Notional SubTotal			491,884,000.00	485,577,427.26	0.00	167,786.78	0.00	0.00	167,786.78	485,499,724.66

Deal Distribution Total					77,702.60	3,891,096.69	0.00	0.00	3,968,799.29

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05554FAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05554FAB1	731.32024697	5.88656061	4.10026894	0.00000000	0.00000000	0.00000000	0.00000000	9.98682955	725.43368636
A-4	05554FAC9	1,000.00000000	0.00000000	5.43416670	0.00000000	0.00000000	0.00000000	0.00000000	5.43416670	1,000.00000000
A-5	05554FAD7	1,000.00000000	0.00000000	5.67000000	0.00000000	0.00000000	0.00000000	0.00000000	5.67000000	1,000.00000000
A-SB	05554FAE5	1,000.00000000	0.00000000	5.87333285	0.00000000	0.00000000	0.00000000	0.00000000	5.87333285	1,000.00000000
A-S	05554FAF2	1,000.00000000	0.00000000	5.93529227	0.00000000	0.00000000	0.00000000	0.00000000	5.93529227	1,000.00000000
B	05554FAJ4	1,000.00000000	0.00000000	5.93529212	0.00000000	0.00000000	0.00000000	0.00000000	5.93529212	1,000.00000000
C	05554FAK1	1,000.00000000	0.00000000	5.93529205	0.00000000	0.00000000	0.00000000	0.00000000	5.93529205	1,000.00000000
D	05554FAL9	1,000.00000000	0.00000000	3.54166715	0.00000000	0.00000000	0.00000000	0.00000000	3.54166715	1,000.00000000
E-RR	05554FAN5	1,000.00000000	0.00000000	5.93529233	0.00000000	0.00000000	0.00000000	0.00000000	5.93529233	1,000.00000000
F-RR	05554FAQ8	1,000.00000000	0.00000000	5.93529198	0.00000000	0.00000000	0.00000000	0.00000000	5.93529198	1,000.00000000
G-RR	05554FAS4	1,000.00000000	0.00000000	4.34295762	1.59233399	4.60761404	0.00000000	0.00000000	4.34295762	1,000.00000000
H-RR	05554FBA2	1,000.00000000	0.00000000	0.00000000	5.93529206	56.47278255	0.00000000	0.00000000	0.00000000	1,000.00000000
S	05554FAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	05554FAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05554FAG0	986.99557745	0.00000000	0.31178857	0.00000000	0.00000000	0.00000000	0.00000000	0.31178857	986.83535137
X-D	05554FAY1	1,000.00000000	0.00000000	2.39362587	0.00000000	0.00000000	0.00000000	0.00000000	2.39362587	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02/01/26 - 02/28/26	30	0.00	54,123.55	0.00	54,123.55	0.00	0.00	0.00	54,123.55	0.00
A-4	02/01/26 - 02/28/26	30	0.00	576,021.67	0.00	576,021.67	0.00	0.00	0.00	576,021.67	0.00
A-5	02/01/26 - 02/28/26	30	0.00	2,019,483.90	0.00	2,019,483.90	0.00	0.00	0.00	2,019,483.90	0.00
A-SB	02/01/26 - 02/28/26	30	0.00	40,091.37	0.00	40,091.37	0.00	0.00	0.00	40,091.37	0.00
X-A	02/01/26 - 02/28/26	30	0.00	151,203.74	0.00	151,203.74	0.00	0.00	0.00	151,203.74	0.00
X-D	02/01/26 - 02/28/26	30	0.00	16,583.04	0.00	16,583.04	0.00	0.00	0.00	16,583.04	0.00
A-S	02/01/26 - 02/28/26	30	0.00	488,290.56	0.00	488,290.56	0.00	0.00	0.00	488,290.56	0.00
B	02/01/26 - 02/28/26	30	0.00	190,178.63	0.00	190,178.63	0.00	0.00	0.00	190,178.63	0.00
C	02/01/26 - 02/28/26	30	0.00	123,359.11	0.00	123,359.11	0.00	0.00	0.00	123,359.11	0.00
D	02/01/26 - 02/28/26	30	0.00	24,536.67	0.00	24,536.67	0.00	0.00	0.00	24,536.67	0.00
E-RR	02/01/26 - 02/28/26	30	0.00	97,659.30	0.00	97,659.30	0.00	0.00	0.00	97,659.30	0.00
F-RR	02/01/26 - 02/28/26	30	0.00	71,959.48	0.00	71,959.48	0.00	0.00	0.00	71,959.48	0.00
G-RR	02/01/26 - 02/28/26	30	25,955.26	51,393.70	0.00	51,393.70	13,788.02	0.00	0.00	37,605.67	39,897.33
H-RR	02/01/26 - 02/28/26	30	1,435,775.04	169,623.05	0.00	169,623.05	169,623.05	0.00	0.00	0.00	1,613,919.84
Totals			1,461,730.30	4,074,507.77	0.00	4,074,507.77	183,411.07	0.00	0.00	3,891,096.69	1,653,817.17

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	3,968,799.29
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,818,941.02	Master Servicing Fee	2,169.45
Interest Reductions due to Nonrecoverability Determination	(65,838.89)	Certificate Administrator Fee	6,631.48
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	266.97
ARD Interest	0.00	Operating Advisor Fee	2,397.37
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	160.18
Extension Interest	0.00
Interest Reserve Withdrawal	267,279.71
Total Interest Collected	4,020,381.84	Total Fees	11,625.44

Principal		Expenses/Reimbursements
Scheduled Principal	77,702.60	Reimbursement for Interest on Advances	15,698.56
Unscheduled Principal Collections		ASER Amount	59,127.79
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	42,833.34
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	77,702.60	Total Expenses/Reimbursements	117,659.69

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,891,096.69
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	77,702.60
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,968,799.29
Total Funds Collected	4,098,084.44	Total Funds Distributed	4,098,084.42

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	686,488,147.87	686,488,147.87	Beginning Certificate Balance	686,488,147.26
(-) Scheduled Principal Collections	77,702.60	77,702.60	(-) Principal Distributions	77,702.60
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	686,410,445.27	686,410,445.27	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	686,560,181.76	686,560,181.76	Ending Certificate Balance	686,410,444.66
Ending Actual Collateral Balance	686,489,946.54	686,489,946.54

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.61)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.61)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.12%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	16	84,940,415.75	12.37%	87	6.9701	3.247559	1.39 or less	18	258,800,703.22	37.70%	90	7.5632	1.158251
10,000,000 to 19,999,999	17	225,984,991.11	32.92%	87	7.1858	2.498060	1.40 to 1.69	10	179,575,168.12	26.16%	85	7.1103	1.528330
20,000,000 to 29,999,999	8	184,091,573.08	26.82%	90	7.3486	1.625076	1.70 to 1.79	1	50,000,000.00	7.28%	91	7.8500	1.750000
30,000,000 to 49,999,999	3	91,393,465.33	13.31%	91	7.3604	2.408726	1.80 to 1.89	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 to 64,999,999	2	100,000,000.00	14.57%	87	6.6798	1.665000	1.90 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
65,000,000 or higher	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	8	82,846,899.38	12.07%	90	6.4800	2.048189
Totals	46	686,410,445.27	100.00%	89	7.1523	2.223418	2.50 or more	9	115,187,674.55	16.78%	88	6.4754	6.031767
							Totals	46	686,410,445.27	100.00%	89	7.1523	2.223418
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	1,762,240.46	0.26%	90	6.7631	2.434622	South Carolina	4	8,315,244.45	1.21%	89	6.4474	3.610780
Arizona	3	2,632,041.86	0.38%	87	6.4530	9.030000	Tennessee	2	4,155,051.12	0.61%	44	8.6834	2.528214
California	4	45,692,771.08	6.66%	89	6.9178	1.415368	Texas	10	100,241,538.84	14.60%	91	7.3012	1.642940
Colorado	1	385,326.03	0.06%	87	6.4530	9.030000	Virginia	1	6,037,735.85	0.88%	91	6.8150	1.330000
Florida	16	41,463,651.50	6.04%	90	7.8792	2.288334	Washington	2	6,729,118.77	0.98%	89	6.9750	1.090000
Georgia	7	64,623,204.89	9.41%	91	7.5966	1.795576	Wisconsin	7	7,198,293.11	1.05%	89	6.5744	4.716389
Illinois	5	36,423,201.61	5.31%	91	7.9566	1.221859	Totals	140	686,410,445.27	100.00%	89	7.1523	2.223418
Indiana	13	50,531,495.78	7.36%	90	6.9843	1.623657
									Property Type³
Kansas	1	1,430,003.88	0.21%	90	6.4458	2.050000
Kentucky	2	9,129,988.77	1.33%	91	6.6899	1.573858		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	2	4,344,811.05	0.63%	90	6.4458	2.050000		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	2	17,385,079.46	2.53%	89	8.0370	1.178563	Industrial	4	55,477,500.00	8.08%	90	6.9683	1.760571
Massachusetts	4	51,443,443.56	7.49%	83	5.5360	1.789038	Lodging	9	90,721,270.43	13.22%	90	8.1867	1.245930
Michigan	6	5,370,099.36	0.78%	87	6.4530	9.030000	Mixed Use	1	50,000,000.00	7.28%	83	5.5095	1.580000
Mississippi	2	26,611,082.37	3.88%	91	7.5453	1.396325	Mobile Home Park	3	12,807,384.45	1.87%	76	8.0742	1.523351
Missouri	1	1,396,080.43	0.20%	90	6.4458	2.050000	Multi-Family	6	96,877,100.91	14.11%	91	7.3569	1.424733
Nevada	1	1,255,172.41	0.18%	89	6.9750	1.090000	Office	64	76,206,464.12	11.10%	81	7.2151	6.325637
New Jersey	3	15,267,342.29	2.22%	51	8.0957	2.005202	Other	2	44,723,826.00	6.52%	91	6.1770	4.189403
New Mexico	1	1,917,979.65	0.28%	90	6.4458	2.050000	Retail	51	259,596,899.37	37.82%	90	7.1743	1.577517
New York	7	52,529,336.01	7.65%	91	6.3214	4.124455	Totals	140	686,410,445.27	100.00%	89	7.1523	2.223418
North Carolina	4	7,784,165.74	1.13%	90	6.4465	2.810507
Ohio	8	60,247,418.78	8.78%	90	7.2955	3.377565
Oklahoma	3	6,622,357.30	0.96%	90	6.4464	2.671022
Oregon	5	10,811,287.79	1.58%	89	6.8654	2.756498
Pennsylvania	11	36,673,881.10	5.34%	89	8.0148	2.325799

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999 or less	3	90,000,000.00	13.11%	87	5.6764	2.886667	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000 to 6.99999	20	229,277,189.48	33.40%	89	6.6576	3.128099	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	7.00000 to 7.49999	9	143,428,181.97	20.90%	91	7.2936	1.587566	25 months or greater	46	686,410,445.27	100.00%	89	7.1523	2.223418
	7.50000 to 8.49999	11	167,054,224.04	24.34%	87	7.9626	1.454545	Totals	46	686,410,445.27	100.00%	89	7.1523	2.223418
	8.50000 or greater	3	56,650,849.78	8.25%	87	8.7522	1.385442
	Totals	46	686,410,445.27	100.00%	89	7.1523	2.223418
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	110 months or less	46	686,410,445.27	100.00%	89	7.1523	2.223418	Interest Only	35	537,577,189.48	78.32%	88	6.8598	2.487158
111 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	357 months or less	11	148,833,255.79	21.68%	89	8.2087	1.270805
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	358 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	686,410,445.27	100.00%	89	7.1523	2.223418	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	46	686,410,445.27	100.00%	89	7.1523	2.223418
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		4	61,250,000.00	8.92%	81	7.9647	1.408286			No outstanding loans in this group
	12 months or less	38	573,783,344.36	83.59%	89	7.0724	2.415914
	13 months to 24 months	4	51,377,100.91	7.48%	89	7.0762	1.045387
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	686,410,445.27	100.00%	89	7.1523	2.223418
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30510040	RT	Various	Various	Actual/360	6.446%	140,833.20	0.00	0.00	N/A	09/06/33	--	28,091,573.08	28,091,573.08	03/06/26
1A4	30510050				Actual/360	6.446%	74,122.74	0.00	0.00	N/A	09/06/33	--	14,785,038.46	14,785,038.46	03/06/26
1A8	30510054				Actual/360	6.446%	34,590.61	0.00	0.00	N/A	09/06/33	--	6,899,684.62	6,899,684.62	03/06/26
1A11	30510057				Actual/360	6.446%	26,354.75	0.00	0.00	N/A	09/06/33	--	5,256,903.22	5,256,903.22	03/06/26
1A15	30510061				Actual/360	6.446%	39,532.13	0.00	0.00	N/A	09/06/33	--	7,885,353.85	7,885,353.85	03/06/26
1A17	30510063				Actual/360	6.446%	24,707.58	0.00	0.00	N/A	09/06/33	--	4,928,346.15	4,928,346.15	03/06/26
2A1-1	30321931	MF	Various	TX	Actual/360	7.364%	171,826.67	0.00	0.00	N/A	10/06/33	--	30,000,000.00	30,000,000.00	02/06/26
2A1-2	30321932				Actual/360	7.364%	19,416.41	0.00	0.00	N/A	10/06/33	--	3,390,000.00	3,390,000.00	02/06/26
2A2-1	30321934				Actual/360	7.364%	93,387.79	0.00	0.00	N/A	10/06/33	--	16,305,000.00	16,305,000.00	02/06/26
2A2-2	30321935				Actual/360	7.364%	93,387.79	0.00	0.00	N/A	10/06/33	--	16,305,000.00	16,305,000.00	02/06/26
3A7	30321936	OF	Various	Various	Actual/360	6.453%	94,560.21	0.00	0.00	N/A	06/06/33	--	18,840,448.16	18,840,448.16	03/06/26
3A9	30321937				Actual/360	6.453%	41,771.74	0.00	0.00	N/A	06/06/33	--	8,322,722.24	8,322,722.24	03/06/26
3A10	30321938				Actual/360	6.453%	29,377.93	0.00	0.00	N/A	06/06/33	--	5,853,343.12	5,853,343.12	03/06/26
3A11	30321939				Actual/360	6.453%	24,787.63	0.00	0.00	N/A	06/06/33	--	4,938,758.24	4,938,758.24	03/06/26
3A14	30321940				Actual/360	6.453%	55,083.62	0.00	0.00	N/A	06/06/33	--	10,975,018.34	10,975,018.34	03/06/26
4A3	30321941	MU	Cambridge	MA	Actual/360	5.510%	214,258.33	0.00	0.00	02/10/33	02/10/38	--	50,000,000.00	50,000,000.00	02/10/26
5A1	30510167	RT	Woodstock	GA	Actual/360	7.850%	305,277.78	0.00	0.00	N/A	10/06/33	--	50,000,000.00	50,000,000.00	03/06/26
6A3	30510004	RT	Various	Various	Actual/360	6.975%	108,500.00	0.00	0.00	N/A	08/06/33	--	20,000,000.00	20,000,000.00	03/06/26
6A4	30510005				Actual/360	6.975%	84,087.50	0.00	0.00	N/A	08/06/33	--	15,500,000.00	15,500,000.00	03/06/26
6A6	30510007				Actual/360	6.975%	54,250.00	0.00	0.00	N/A	08/06/33	--	10,000,000.00	10,000,000.00	03/06/26
7A5	30321946	98	New York	NY	Actual/360	5.885%	137,316.67	0.00	0.00	N/A	10/01/33	--	30,000,000.00	30,000,000.00	02/01/26
7A8	30321949				Actual/360	5.885%	45,772.22	0.00	0.00	N/A	10/01/33	--	10,000,000.00	10,000,000.00	02/01/26
8A2	30510108	RT	Various	Various	Actual/360	6.815%	53,005.56	0.00	0.00	N/A	10/06/33	--	10,000,000.00	10,000,000.00	03/06/26
8A3	30510109				Actual/360	6.815%	106,011.11	0.00	0.00	N/A	10/06/33	--	20,000,000.00	20,000,000.00	03/06/26
8A4	30510110				Actual/360	6.815%	53,005.56	0.00	0.00	N/A	10/06/33	--	10,000,000.00	10,000,000.00	03/06/26
9	30321952	LO	Various	Various	Actual/360	8.767%	214,317.54	37,027.31	0.00	N/A	09/01/33	--	31,430,492.64	31,393,465.33	03/01/26
10A1	30510041	MF	Indianapolis	IN	Actual/360	7.220%	140,388.89	0.00	0.00	N/A	09/06/33	--	25,000,000.00	25,000,000.00	01/06/25
11	30510141	RT	Oxford	MS	Actual/360	7.640%	145,584.44	0.00	0.00	N/A	10/06/33	--	24,500,000.00	24,500,000.00	03/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
12	30510074	IN	Lancaster	OH	Actual/360	7.150%	127,905.56	0.00	0.00	N/A	10/06/33	--	23,000,000.00	23,000,000.00	03/06/26
13	30321953	Various Various		IL	Actual/360	8.650%	148,011.11	0.00	0.00	N/A	10/06/33	--	22,000,000.00	22,000,000.00	03/06/26
14	30321954	RT	Grove City	OH	Actual/360	8.070%	134,948.33	0.00	0.00	N/A	10/06/33	--	21,500,000.00	21,500,000.00	03/06/26
15	30510027	LO	Austin	TX	Actual/360	7.419%	110,069.11	0.00	0.00	N/A	09/06/33	--	19,075,000.00	19,075,000.00	03/06/26
16	30321955	LO	Tampa	FL	Actual/360	8.280%	109,275.75	18,798.29	0.00	N/A	10/06/33	--	16,968,284.44	16,949,486.15	03/06/26
17A2	30321956	IN	Temecula	CA	Actual/360	6.635%	51,605.56	0.00	0.00	N/A	08/01/33	--	10,000,000.00	10,000,000.00	03/01/26
17A4	30321957				Actual/360	6.635%	25,802.78	0.00	0.00	N/A	08/01/33	--	5,000,000.00	5,000,000.00	03/01/26
18	30321958	LO	Baltimore	MD	Actual/360	8.290%	96,716.67	0.00	0.00	N/A	08/06/33	--	15,000,000.00	15,000,000.00	03/06/26
19	30321959	IN	Elgin	IL	Actual/360	6.990%	65,240.00	0.00	0.00	N/A	10/06/33	--	12,000,000.00	12,000,000.00	03/06/26
20	30321960	RT	New York	NY	Actual/360	7.995%	63,737.92	0.00	0.00	N/A	10/06/33	--	10,250,000.00	10,250,000.00	01/06/26
21	30321961	OF	Montvale	NJ	Actual/360	8.465%	0.00	0.00	0.00	N/A	10/01/28	--	10,000,000.00	10,000,000.00	05/01/24
22	30321962	MF	Jacksonville	FL	Actual/360	7.860%	35,974.33	7,467.38	0.00	N/A	08/06/33	--	5,884,568.29	5,877,100.91	08/06/24
23	30510142	IN	Atlanta	GA	Actual/360	7.071%	30,124.42	0.00	0.00	N/A	10/06/33	--	5,477,500.00	5,477,500.00	03/06/26
24	30321963	MH	Bellville	TX	Actual/360	7.685%	31,679.28	0.00	0.00	N/A	10/06/33	--	5,300,000.00	5,300,000.00	03/06/26
25A2-2	30321800	LO	West Conshohocken PA		Actual/360	7.154%	27,166.20	6,617.65	0.00	N/A	07/11/33	--	4,882,299.62	4,875,681.97	03/11/26
26	30321964	MH	Hazlet	NJ	Actual/360	7.620%	25,188.33	0.00	0.00	N/A	10/06/33	--	4,250,000.00	4,250,000.00	03/06/26
27	30321965	LO	San Dimas	CA	Actual/360	7.700%	20,554.09	4,399.52	0.00	N/A	09/06/33	--	3,432,036.50	3,427,636.98	03/06/26
28	30321966	MH	Morristown	TN	Actual/360	9.300%	23,586.29	3,392.45	0.00	N/A	10/06/28	--	3,260,776.90	3,257,384.45	03/06/26
Totals							3,753,102.13	77,702.60	0.00				686,488,147.87	686,410,445.27
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	33,884,981.84	9,359,806.30	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4	33,884,981.84	9,359,806.30	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A8	33,884,981.84	9,359,806.30	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A11	33,884,981.84	9,359,806.30	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A15	33,884,981.84	9,359,806.30	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A17	33,884,981.84	9,359,806.30	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-1	8,747,963.97	7,333,749.24	01/01/25	12/31/25	--	0.00	0.00	171,768.34	171,768.34	0.00	0.00
2A1-2	8,747,963.97	7,333,749.24	01/01/25	12/31/25	--	0.00	0.00	19,409.82	19,409.82	0.00	0.00
2A2-1	8,747,963.97	7,333,749.24	01/01/25	12/31/25	--	0.00	0.00	93,356.09	93,356.09	0.00	0.00
2A2-2	8,747,963.97	7,333,749.24	01/01/25	12/31/25	--	0.00	0.00	93,356.09	93,356.09	0.00	0.00
3A7	26,598,570.00	26,777,861.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A9	26,598,570.00	26,777,861.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A10	26,598,570.00	26,777,861.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A11	26,598,570.00	26,777,861.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A14	26,598,570.00	26,777,861.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	44,658,599.57	46,986,745.00	01/01/25	12/31/25	--	0.00	0.00	214,112.50	214,112.50	0.00	0.00
5A1	11,621,306.42	11,765,399.13	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	10,812,919.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	10,812,919.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A6	10,812,919.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A5	68,235,925.22	77,898,909.21	01/01/25	09/30/25	--	0.00	0.00	137,229.17	137,229.17	0.00	0.00
7A8	68,235,925.22	77,898,909.21	01/01/25	09/30/25	--	0.00	0.00	45,743.06	45,743.06	0.00	0.00
8A2	5,880,466.84	5,102,027.70	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3	5,880,466.84	5,102,027.70	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A4	5,880,466.84	5,102,027.70	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,119,176.60	4,536,807.96	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	0.00	0.00	--	--	08/11/25	7,128,368.02	384,871.88	99,980.03	1,740,280.96	398,470.92	0.00
11	2,460,828.79	2,687,898.85	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
12	4,506,954.00	4,598,864.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	2,549,909.87	0.00
14	2,540,455.01	2,813,982.41	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,466,092.90	1,835,069.36	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,626,216.48	2,316,567.72	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17A2	11,970,764.00	12,171,320.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17A4	11,970,764.00	12,171,320.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,628,644.50	1,493,941.10	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,796,410.27	201,183.43	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	1,262,287.56	07/01/24	06/30/25	--	0.00	0.00	63,576.80	134,262.90	0.00	0.00
21	0.00	0.00	--	--	12/11/25	7,975,551.62	237,304.85	(225.24)	1,122,340.07	0.00	0.00
22	384,564.60	0.00	--	--	12/11/25	3,127,259.69	222,845.56	24,237.31	602,309.70	160,522.62	0.00
23	412,100.00	14,405.26	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	508,894.96	456,471.76	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25A2-2	5,748,716.76	6,005,075.45	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	387,916.47	492,517.89	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	747,230.90	900,254.11	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	669,402,242.22	503,197,153.92				18,231,179.33	845,022.29	962,543.97	4,374,168.70	3,108,903.41	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/26	1	10,250,000.00	0	0.00	3	40,877,100.91	2	30,877,100.91	1	10,000,000.00	0	0.00	0	0.00	0		7.152303%	7.130366%	89
02/18/26	1	10,250,000.00	4	66,000,000.00	3	40,884,568.29	2	30,884,568.29	1	10,000,000.00	0	0.00	0	0.00	0	0.00	7.152442%	7.130505%	90
01/16/26	0	0.00	4	66,000,000.00	3	40,888,156.99	2	30,888,156.99	1	10,000,000.00	0	0.00	0	0.00	0	0.00	7.152495%	7.130558%	91
12/17/25	4	66,000,000.00	0	0.00	3	40,891,721.56	2	30,891,721.56	1	10,000,000.00	0	0.00	0	0.00	0	0.00	7.152547%	7.130610%	92
11/18/25	1	22,000,000.00	0	0.00	3	40,896,540.93	2	30,896,540.93	0	0.00	0	0.00	0	0.00	0	0.00	7.152628%	7.130690%	93
10/20/25	4	66,000,000.00	0	0.00	3	40,900,049.14	2	30,900,049.14	0	0.00	0	0.00	0	0.00	0	0.00	7.152679%	7.130740%	94
09/17/25	0	0.00	0	0.00	3	40,904,814.32	2	30,904,814.32	0	0.00	0	0.00	0	0.00	0	0.00	7.152736%	7.130797%	95
08/15/25	1	10,250,000.00	0	0.00	3	40,908,266.91	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.152772%	7.130833%	96
07/17/25	0	0.00	0	0.00	3	40,911,696.29	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.152809%	7.130869%	97
06/17/25	0	0.00	0	0.00	3	40,916,385.67	0	0.00	0	0.00	0	0.00	6	986,434.62	0	0.00	7.152864%	7.130924%	98
05/16/25	0	0.00	0	0.00	3	40,919,760.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.151886%	7.129948%	99
04/17/25	0	0.00	1	25,000,000.00	2	15,924,397.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.151941%	7.130003%	100
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2A1-1	30321931	02/06/26	0	B	171,768.34	171,768.34	22,070.80	30,000,000.00	09/26/25	98
2A1-2	30321932	02/06/26	0	B	19,409.82	19,409.82	0.00	3,390,000.00	09/26/25	98
2A2-1	30321934	02/06/26	0	B	93,356.09	93,356.09	0.00	16,305,000.00	09/26/25	98
2A2-2	30321935	02/06/26	0	B	93,356.09	93,356.09	0.00	16,305,000.00	09/26/25	98
4A3	30321941	02/10/26	0	B	214,112.50	214,112.50	0.00	50,000,000.00
7A5	30321946	02/01/26	0	B	137,229.17	137,229.17	0.00	30,000,000.00
7A8	30321949	02/01/26	0	B	45,743.06	45,743.06	0.00	10,000,000.00
10A1	30510041	01/06/25	13	6	99,980.03	1,740,280.96	411,292.92	25,000,000.00	07/26/24	2		06/26/25
20	30321960	01/06/26	1	1	63,576.80	134,262.90	24,336.66	10,250,000.00	07/21/25	98
21	30321961	05/01/24	21	6	(225.24)	1,122,340.07	728,496.35	10,000,000.00	05/05/24	7	09/19/25		11/21/25
22	30321962	08/06/24	18	6	24,237.31	602,309.70	225,797.43	5,956,602.18	10/08/24	2	12/08/25	06/26/25
Totals					962,543.97	4,374,168.70	1,411,994.16	207,206,602.18
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		13,257,384	3,257,384		0	10,000,000
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		673,153,061	632,025,960	10,250,000		30,877,101

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	686,410,445	635,283,344	10,250,000	0	0	40,877,101
Feb-26	686,488,148	569,353,580	10,250,000	66,000,000	0	40,884,568
Jan-26	686,519,461	579,631,304	0	66,000,000	0	40,888,157
Dec-25	686,550,553	579,658,831	66,000,000	0	0	40,891,722
Nov-25	686,596,726	623,700,185	22,000,000	0	10,000,000	30,896,541
Oct-25	686,627,266	579,727,217	66,000,000	0	10,000,000	30,900,049
Sep-25	686,660,548	645,755,734	0	0	10,000,000	30,904,814
Aug-25	686,682,995	635,524,728	10,250,000	0	15,908,267	25,000,000
Jul-25	686,705,283	645,793,587	0	0	15,911,696	25,000,000
Jun-25	686,738,029	645,821,643	0	0	40,916,386	0
May-25	687,746,361	646,826,601	0	0	40,919,760	0
Apr-25	687,778,732	646,854,334	0	25,000,000	15,924,397	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A2-1	30321934	16,305,000.00	16,305,000.00	127,400,000.00	10/01/23	7,139,185.24	1.51000	12/31/25	10/06/33	I/O
2A2-2	30321935	16,305,000.00	16,305,000.00	127,400,000.00	10/01/23	7,139,185.24	1.51000	12/31/25	10/06/33	I/O
2A1-1	30321931	30,000,000.00	30,000,000.00	127,400,000.00	10/01/23	7,139,185.24	1.51000	12/31/25	10/06/33	I/O
2A1-2	30321932	3,390,000.00	3,390,000.00	127,400,000.00	10/01/23	7,139,185.24	1.51000	12/31/25	10/06/33	I/O
10A1	30510041	25,000,000.00	25,000,000.00	35,920,000.00	07/31/25	4,239,300.14	1.37000	--	09/06/33	I/O
13	30321953	22,000,000.00	22,000,000.00	52,400,000.00	--	2,823,732.54	1.39000	--	10/06/33	331
19	30321959	12,000,000.00	12,000,000.00	20,100,000.00	07/28/23	201,183.43	0.24000	09/30/25	10/06/33	I/O
20	30321960	10,250,000.00	10,250,000.00	19,400,000.00	07/28/23	1,236,886.56	1.49000	06/30/25	10/06/33	I/O
21	30321961	10,000,000.00	10,000,000.00	4,700,000.00	09/30/25		1.62000	--	10/01/28	I/O
22	30321962	5,877,100.91	5,956,602.18	4,100,000.00	11/12/25	364,620.60	0.70000	12/31/24	08/06/33	328
Totals		151,127,100.91	151,206,602.18	646,220,000.00		37,422,464.23

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2A1-1	30321931	MF	TX	09/26/25	98

3/11/2026 - Loan transferred to Special Servicer due to violations identified at the property. Counsel engaged and the pre-negotiation letter executed. Physical inspection ordered. Initial discussion towards renovation plan has been discussed.

	Special Ser vicer is active negotiations with the Borrower in terms of completing renovations and complying with provisions under the loan documents.

2A1-2	30321932	Various	Various	09/26/25	98

3/11/2026 - Loan transferred to Special Servicer due to violations identified at the property. Counsel engaged and the pre-negotiation letter executed. Physical inspection ordered. Initial discussion towards renovation plan has been discussed.

	Special Ser vicer is active negotiations with the Borrower in terms of completing renovations and complying with provisions under the loan documents.

2A2-1	30321934	Various	Various	09/26/25	98

3/11/2026 - Loan transferred to Special Servicer due to violations identified at the property. Counsel engaged and the pre-negotiation letter executed. Physical inspection ordered. Initial discussion towards renovation plan has been discussed.

	Special Ser vicer is active negotiations with the Borrower in terms of completing renovations and complying with provisions under the loan documents.

2A2-2	30321935	Various	Various	09/26/25	98

3/11/2026 - Loan transferred to Special Servicer due to violations identified at the property. Counsel engaged and the pre-negotiation letter executed. Physical inspection ordered. Initial discussion towards renovation plan has been discussed.

	Special Ser vicer is active negotiations with the Borrower in terms of completing renovations and complying with provisions under the loan documents.

10A1	30510041	MF	IN	07/26/24	2
	3/11/2026 - Foreclosure litigation is ongoing and receiver remains in place. Property condition and performance continue to be evaluated.

13	30321953	Various	IL	11/13/25	98

3/11/2026 - Loan transferred to Special Servicing on 11/13/2025 due to payment default. Pending PNL execution. Counsel has been engaged. Notice of default sent to borrower on 2/3/2026 due to non-payment of real estate taxes.

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
19	30321959	IN	IL	02/06/25	98

3/11/2026 - The loan transferred to Special Servicing on 02/06/2025 due to payment default. Special Servicer has connected with the Borrower to discuss next steps. Borrower advised that they plan to maintain payment of debt service while seeking leasing and sale opportunities. Borrower continues to support operating shortfalls. Continuing to monitor for updates regarding a sale or lease activity.

20	30321960	RT	NY	07/21/25	98

3/11/2026 - Loan transferred to Special Servicing on 7/23/2025. As of 2/2026 Special Servicer is pending receipt of the requested due diligence items. At this time Special Servicer is evaluating all options.

21	30321961	OF	NJ	05/05/24	7

3/11/2026 - The Loan transferred to Special Servicing on 5/6/2024 due to Payment Default. Special Servicer foreclosed on 11/21/2025 and recorded deed received on 1/30/2026. Newmark was retained for management & leasing. Special

Servicer is evaluating stra tegy.

22	30321962	MF	FL	10/08/24	2

3/11/2026 - The Loan was transferred to Special Servicing on October 8, 2024, due to continuing non-compliance with lockbox activation and a payment default. A foreclosure complaint was filed on July 17, 2025. The Borrower filed Chapter 11 bankruptcy on D ecember 9, 2025. The Special Servicer continues to monitor the bankruptcy and legal proceedings on the separate summary judgment against the guarantor. A hearing to lift the automatic stay is scheduled for 3/2/2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A1-1	0.00	0.00	5,833.33	0.00	0.00	0.00	0.00	0.00	7,135.71	0.00	0.00	0.00
2A1-2	0.00	0.00	659.17	0.00	0.00	0.00	0.00	0.00	806.33	0.00	0.00	0.00
2A2-1	0.00	0.00	3,170.42	0.00	0.00	0.00	0.00	0.00	3,878.26	0.00	0.00	0.00
2A2-2	0.00	0.00	3,170.42	0.00	0.00	0.00	0.00	0.00	3,878.26	0.00	0.00	0.00
10A1	0.00	0.00	5,000.00	0.00	0.00	40,015.89	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	65,838.89	0.00	0.00	0.00	0.00
22	0.00	0.00	5,000.00	0.00	0.00	19,111.90	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	42,833.34	0.00	0.00	59,127.79	0.00	65,838.89	15,698.56	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		183,498.58

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Supplemental Notes
None

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